INCOME TAXES - Reconciliation of the statutory federal income tax rate (benefit) to effective tax rate (benefit) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
INCOME TAXES
Income tax at statutory rate	$ 18,734
Change in valuation allowance	195,000
Other	1,266
Total tax expense	$ 215,000
Income tax at statutory rate (in percent)	21.00%
Change in valuation allowance (in percent)	218.60%
Other (in percent)	1.40%
Income tax expense (in percent)	241.00%